Consolidated interim statements of financial position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 1,553	€ 1,607
Leasehold improvements and equipment	3,684	3,814
Long-term financial assets	0	12,348
Right-of-use assets	877	972
Total non-current assets	6,114	18,741
Current assets
Cash and cash equivalents	237,232	197,630
Trade and other receivables	5,524	4,809
Inventories	571	421
Assets held for sale	4,057	0
Other assets and prepaid expenses	7,407	3,534
Total current assets	254,791	206,394
TOTAL ASSETS	260,905	225,135
Equity
Issued capital	1,493	1,234
Capital reserves	573,544	474,087
Fair value reserves	(9,927)	(5,973)
Accumulated deficit	(372,290)	(333,397)
Total equity	192,820	135,951
Non current liabilities
Borrowings	14,368	17,060
Contract liabilities	1,392	7,209
Lease liabilities	317	368
Total non-current liabilities	16,077	24,637
Current liabilities
Trade and other payables	12,760	18,860
Borrowings	3,498	580
Lease liabilities	613	683
Contract liabilities	35,137	44,424
Total current liabilities	52,008	64,547
TOTAL EQUITY AND LIABILITIES	€ 260,905	€ 225,135